Liabilities with financial and similar institutions (Tables)	12 Months Ended
Dec. 31, 2024
Liabilities with financial and similar institutions
Summary of liabilities with financial and similar institutions

	12/31/2024	12/31/2023
Payables with credit card network	8,956,528	6,801,035
Securities sold under agreements to repurchase	1,725,852	1,011,092
Interbank deposits	517,072	1,647,866
Others	120,125	62,476
Total	11,319,577	9,522,469